Share-based payments - Expense and weighted average narrative (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Return dividend	0.00%
Expense for equity-settled share-based payment Materialise	€ 285	€ 47	€ 0
Weighted-average fair value of warrants outstanding	€ 3.12	€ 3.19	€ 3.41
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period	€ 4.94	€ 5.39	€ 8.12
Carrying value of liability	€ 0	€ 0	€ 9
SAR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense for cash-settled shared-based payment Materialise	0	9	(140)
Carrying value of liability	0	0	9
Total intrinsic value of the liability for warrants currently exercisable.	€ 0	€ 0	€ 9